Material accounting policies - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Aug. 10, 2023	Dec. 19, 2022 EUR (€) remedy d instrument	Apr. 20, 2022	May 31, 2023	Dec. 31, 2023 EUR (€) performance_obligation associate	Dec. 31, 2022 EUR (€) instrument associate	Dec. 31, 2021 EUR (€) associate	Apr. 03, 2024 EUR (€)	Mar. 31, 2022 type	Dec. 31, 2020 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity					€ (79,322,000)	€ 27,758,000	€ (76,652,000)			€ (73,744,000)
Cash and cash equivalents					44,585,000	83,022,000	24,652,000			€ 8,274,000
Non-current portion of non-current borrowings					350,722,000	269,033,000
Lease liabilities					83,490,000	51,324,000
Trade and other current payables					76,948,000	56,390,000
Repayments of borrowings, classified as financing activities					€ 0	€ 23,403,000	€ 0
Number of associates | associate					1	1	0
Reimbursements number of suppliers | associate					1
Number of option types | type									2
Number of performance obligations | performance_obligation					2
RSU
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period	1 year			3 years	3 years
Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period					3 years	2 years
Management Incentive Plan
Disclosure Of Significant Accounting Policies [Line Items]
Blocking period			18 months		18 months
Minimum | Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period					2 years
Maximum | Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period					3 years
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 240,500,000				€ 181,487,000
Number of interest rates caps | instrument		2				2
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Increasing total existing available facility		€ 230,000,000
Notional amount		€ 400,000,000
Cash and cash equivalents					€ 39,000,000
Covenant break remedy period		10 days
Covenant repair consecutive opportunities | d		2
Covenant break total opportunities | remedy		4
Derivatives to hedge by interest rate risk		67.00%				65.00%
Renewed facility | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0150
Renewed facility | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0343
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 200,000,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 30,000,000
Testing period		6 months
Testing deferral period		12 months
Senior Debt Bank Facility
Disclosure Of Significant Accounting Policies [Line Items]
Repayments of borrowings, classified as financing activities		€ 170,000,000
Renewed facility | More than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities					8,390,000	€ 120,790,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 30,000,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit | Entering into significant commitments or contingent liabilities | Solar-EP III B.V
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount								€ 2,059,000
Guarantee Facility | More than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities					€ 17,500,000